                     -------------------------------------
                                     TRUST
                                      ---
                               for Credit Unions

                     -------------------------------------


                               Semiannual Report
                           -------------------------
                               February 29, 2000

                            TRUST FOR CREDIT UNIONS

                                ---------------
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

 Principal              Interest                          Maturity                          Amortized
  Amount                  Rate                              Date                              Cost
 ---------              --------                          --------                          ---------
                              Bank Notes (3.2%)
 First USA Bank
 $ 10,000                 5.99%                          05/18/2000                         $ 10,000
 Key Bank, N.A.
   10,000                 5.60                           06/16/2000                            9,998
    5,000                 5.65                           06/26/2000                            4,999
                                                                                            --------
    Total Bank Notes..................................                                      $ 24,997
                                                                                            --------
                       Certificates of Deposit (26.7%)
 Bank of America, N.A.
 $ 20,000                 5.85%                          03/13/2000                         $ 20,000
 Branch Banking & Trust Co.
   30,000                 5.79                           03/23/2000                           30,000
 Chase Manhattan Bank, N.A.
   15,000                 5.03                           04/10/2000                           14,982
 First Tennessee Bank, N.A.
    5,000                 5.79                           03/23/2000                            5,000
 First Union National Bank
   10,000                 5.91                           04/24/2000                           10,000
 First USA Bank
   10,000                 5.90                           04/24/2000                           10,000
 Greenwood Trust Co.
   25,000                 6.00                           05/10/2000                           25,000
 Northern Trust Corp.
   30,000                 5.94                           05/03/2000                           30,000
 Regions Bank
   30,000                 6.00                           05/26/2000                           30,000
 Southtrust Bank, N.A.
    5,000                 5.93                           04/12/2000                            5,000
 Wachovia Bank, N.A.
   30,000                 5.73                           03/06/2000                           30,000
                                                                                            --------
    Total Certificates of Deposit.....................                                      $209,982
                                                                                            --------

 Principal              Interest                          Maturity                          Amortized
  Amount                  Rate                              Date                              Cost
 ---------              --------                          --------                          ---------
                        Euro Medium Term Note (2.8%)
 Huntington National Bank
 $ 22,000                 5.98%#                         03/28/2000                          $22,021
                                                                                             -------
    Total Euro Medium Term Note.......................                                       $22,021
                                                                                             -------
                     Government Agency Securities (9.1%)
 Federal Home Loan Bank
 $ 10,000                 5.52%                          08/02/2000                          $ 9,996
 Federal National Mortgage Association
   15,000                 5.00                           05/05/2000                           14,997
   16,240                 5.56                           07/24/2000                           16,237
 Student Loan Marketing Association
   30,000                 5.84#                          03/01/2000                           29,998
                                                                                             -------
    Total Government Agency Securities................                                       $71,228
                                                                                             -------
                            Time Deposits (5.7%)
 American Express Centurion Bank
 $ 20,000                 5.81%                          03/08/2000                          $20,000
 Norwest Bank
   25,000                 5.78                           03/10/2000                           25,000
                                                                                             -------
    Total Time Deposits...............................                                       $45,000
                                                                                             -------
                        Variable Rate Notes # (30.5%)
 American Express Centurion Bank
 $ 10,000                 5.86%                          03/13/2000                          $10,000
 Chase Manhattan Bank, N.A.
   15,000                 5.78                           03/27/2000                           14,998
 Comerica Bank Detroit
   10,000                 5.84                           03/13/2000                            9,998
 First Tennessee Bank, N.A.
   25,000                 5.84                           03/17/2000                           24,996
 First Union National Bank
    5,000                 6.29                           05/17/2000                            5,008

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------
                      MONEY MARKET PORTFOLIO--(Continued)
                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

 Principal         Interest          Maturity          Amortized
  Amount             Rate              Date              Cost
 ---------         --------          --------          ---------
                      Variable Rate Notes--(Continued)
 First USA Bank
 $ 10,000          6.10%             04/28/2000        $ 10,010
 Fleet National Bank
   10,000          5.97              03/01/2000          10,000
   15,000          5.98              03/01/2000          15,000
   10,000          6.16              04/26/2000          10,003
 Key Bank, N.A.
    5,000          6.13              03/10/2000           5,000
   10,000          6.03              04/13/2000          10,001
 National City Bank
   20,000          6.26              05/30/2000          20,029
 Old Kent Bank
   25,000          5.95              03/01/2000          24,997
 PNC Bank, N.A.
   20,000          5.84              03/13/2000          19,997
 Southtrust Bank of Alabama, N.A.
   25,000          5.81              03/08/2000          25,000
 US Bank, N.A.
   10,000          5.76              03/15/2000           9,999
   15,000          5.93              03/15/2000          15,002
                                                       --------
    Total Variable Rate Notes..................        $240,038
                                                       --------
                   Repurchase Agreements (21.7%)
 Joint Account I
 $ 70,800          5.71%             03/01/2000        $ 70,800
 Joint Account II
  100,000          5.86              03/01/2000         100,000
                                                       --------
    Total Repurchase Agreements................        $170,800
                                                       --------
    Total Investments..........................        $784,066
                                                       ========

  The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2000. Maturity date shown is the date of the next coupon rate reset or actual maturity.

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------
                        GOVERNMENT SECURITIES PORTFOLIO
                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

Principal         Interest        Maturity
 Amount             Rate            Date          Value
---------         --------        --------        -----
                   Mortgage Backed Obligations (90.0%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (18.5%)
 $ 2,341            6.50%           08/01/2017      $  2,378
     797            6.96            04/01/2018           815
   4,149            7.13            05/01/2018         4,256
   1,497            6.87            07/01/2018         1,539
   3,061            7.55            11/01/2018         3,068
   5,148            6.83            08/01/2019         5,298
   4,130            6.94            08/01/2019         4,196
  22,308            7.12            11/01/2019        23,092
   3,033            7.10            07/01/2021         3,122
   3,636            6.83            11/01/2021         3,712
   2,668            6.88            02/01/2022         2,713
  14,818            7.18            02/01/2022        15,130
  11,454            7.05            04/01/2022        11,820
   7,677            7.06            11/01/2022         7,905
   2,429            7.24            11/01/2022         2,458
   1,709            7.24            11/01/2022         1,724
   4,785            7.07            06/01/2024         4,924
   2,793            7.70            10/01/2025         2,836
   1,558            7.03            02/01/2028         1,587
   2,563            7.01            04/01/2028         2,616
   1,359            7.13            07/01/2029         1,383
   3,204            7.25            05/01/2031         3,218
                                                     -------
   Total Adjustable Rate Federal Home Loan Mortgage
    Corp. (FHLMC)..............................     $109,790
                                                    --------
Adjustable Rate Federal National Mortgage Association (FNMA) # (35.4%)
 $ 1,959            7.14%           10/01/2013      $  1,970
   2,040            6.00            03/01/2017         2,031
   1,123            6.74            07/01/2017         1,137
   1,183            6.50            11/01/2017         1,203
   1,514            7.21            11/01/2017         1,549
   1,202            7.46            11/01/2017         1,238
   8,082            6.83            12/01/2017         8,219
   1,909            6.59            03/01/2018         1,923

Principal          Interest       Maturity
 Amount              Rate           Date          Value
---------          --------       --------        -----
                 Mortgage Backed Obligations--(Continued)
Adjustable Rate FNMA--(Continued)
 $ 1,090            6.74%           04/01/2018      $  1,116
     944            6.96            05/01/2018           965
   1,755            6.91            06/01/2018         1,764
     776            7.63            06/01/2018           793
   2,660            6.47            08/01/2018         2,714
   2,166            7.11            09/01/2018         2,206
   4,381            7.21            09/01/2018         4,542
     758            6.75            11/01/2018           775
     989            6.95            12/01/2018         1,018
   1,598            6.80            05/01/2019         1,624
  12,076            6.78            06/01/2019        12,309
   1,305            6.70            07/01/2019         1,337
   4,569            7.00            12/01/2019         4,374
   2,120            6.84            01/01/2020         2,151
   1,990            7.21            03/01/2020         2,023
     811            6.75            05/01/2020           826
  10,664            7.33            05/01/2020        10,910
   4,041            6.87            12/01/2020         4,096
  23,051            7.10            01/01/2021        23,699
   9,122            6.76            04/01/2021         9,343
  39,260            6.93            09/01/2021        40,456
     876            6.48            10/01/2021           887
   2,274            7.00            11/01/2021         2,347
   1,192            7.11            02/01/2022         1,223
   4,008            6.97            05/01/2022         4,095
  18,469            7.01            09/01/2022        19,107
   2,228            7.92            01/01/2023         2,267
   2,231            6.76            03/01/2024         2,279
   9,798            6.91            09/01/2025        10,068
   3,050            6.77            10/01/2025         3,066
   2,554            6.69            07/01/2027         2,620
   1,895            6.82            10/01/2027         1,937
  10,678            6.63            07/01/2028        10,791
     418            7.04            01/01/2031           433
                                                    --------
   Total Adjustable Rate Federal National Mortgage
    Association (FNMA).........................     $209,431
                                                    --------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

Principal                Interest           Maturity
 Amount                    Rate               Date             Value
---------                --------           --------           -----
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate Government National Mortgage Association (GNMA) # (4.1%)
 $1,933                    7.13%              11/20/2020         $ 1,938
    720                    6.75               09/20/2021             728
  4,109                    6.38               05/20/2022           4,149
  3,237                    6.75               09/20/2022           3,272
  3,803                    6.38               03/20/2023           3,854
  3,984                    6.75               07/20/2023           4,025
  2,883                    6.75               09/20/2023           2,913
  3,634                    6.75               09/20/2025           3,671
                                                                 -------
   Total Adjustable Rate Government National Mortgage
    Association (GNMA)...............................            $24,550
                                                                 -------
Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (2.5%)
 $2,995                    6.50%              11/01/2010           2,892
    951                    5.50               07/01/2013             874
  1,934                    5.50               08/01/2013           1,777
  9,000                    8.00                TBA-30 yr           9,017
                                                                 -------
   Total Fixed Rate Federal Home Loan Mortgage Corp.
    (FHLMC)............................................          $14,560
                                                                 -------
Fixed Rate Federal National Mortgage Association (FNMA) (2.4%)
 $6,226                    7.00%              10/01/2002           6,196
  2,969                    7.00               03/01/2004           2,946
     39                    7.00               04/01/2004              39
    358                    7.00               04/01/2004             354
  4,763                    6.00               06/01/2004           4,590
                                                                 -------
   Total Fixed Rate Federal National Mortgage
    Association (FNMA).......................                    $14,125
                                                                 -------

Principal                Interest           Maturity
 Amount                    Rate               Date             Value
---------                --------           --------           -----
                 Mortgage Backed Obligations--(Continued)
Collateralized Mortgage Obligations (CMOs) (27.1%)
Regular Floater CMOs #   (17.3%)
FHLMC Series 1009, Class   D
 $   913                   6.54%              10/15/2020             918
FHLMC Series 1066, Class   P
   2,802                   6.84               04/15/2021           2,842
FHLMC Series 1448, Class   F
   3,000                   7.21               12/15/2022           3,152
FHLMC Series 1555, Class   FA
   2,432                   7.14               08/15/2008           2,480
FHLMC Series 1575, Class   FA
   3,000                   7.44               08/15/2008           3,054
FHLMC Series 1592, Class   N
   1,087                   6.64               12/15/2022           1,084
FHLMC Series 16, Class FC
   2,474                   6.91               08/25/2023           2,527
FHLMC Series 1631, Class   FB
   8,095                   6.99               12/15/2023           8,284
FHLMC Series 1635, Class   F
   2,021                   6.39               12/15/2008           1,963
FHLMC Series 1698, Class   FA
   2,966                   6.74               03/15/2009           2,989
FNMA REMIC Trust Series 1990-145, Class A
   6,949                   5.81               12/25/2020           6,851
FNMA REMIC Trust Series 1992-137, Class F
  18,469                   6.84               08/25/2022          18,921
FNMA REMIC Trust Series 1992-155, Class FC
   3,000                   6.69               09/25/2007           3,043
FNMA REMIC Trust Series 1993-27, Class F
  18,785                   6.99               02/25/2023          19,285
FNMA REMIC Trust Series 1993-88, Class FC
   1,373                   6.34               06/25/2000           1,373
FNMA REMIC Trust Series 1993-180, Class FA
   1,249                   6.24               09/25/2000           1,249
FNMA REMIC Trust Series 1996-54, Class FB
  12,258                   6.59               08/25/2023          12,292
FNMA REMIC Trust Series 1997-70, Class FA
   1,693                   6.26               07/18/2020           1,694
FNMA REMIC Trust Series G93-27, Class F
   8,133                   6.99               08/25/2023           8,285
                                                                --------
   Total Regular Floater CMOs........................           $102,286
                                                                --------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                 GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                           STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                               ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Planned Amortization Class (PAC) CMOs (2.0%)
FHLMC Series 1573, Class PE
 $  467                   5.85%                            03/15/2017                           $   466
FHLMC Series 1693, Class K
  1,009                   6.00                             03/15/2001                             1,004
FHLMC Series 2055, Class OA
  5,081                   6.00                             12/15/2005                             5,038
FNMA REMIC Trust Series 1993-31, Class G
  4,972                   6.70                             04/25/2019                             4,943
FNMA REMIC Trust Series 1993-71, Class PE
    608                   5.75                             07/25/2006                               606
                                                                                                -------
   Total Planned Amortization Class (PAC) CMOs.........                                         $12,057
                                                                                                -------
Sequential Fixed Rate CMOs (7.4%)
FHLMC Series 1398, Class G
 $5,000                   7.00%                            06/15/2006                           $ 4,989
FHLMC Series 1465, Class E
  3,252                   6.50                             09/15/2006                             3,238
FHLMC REMIC Series 1369, Class G
  4,751                   6.50                             03/15/2006                             4,729
FNMA REMIC Trust Series 1990-24, Class E
    667                   9.00                             03/25/2020                               674
FNMA REMIC Trust Series 1992-19, Class K
  3,453                   7.50                             12/25/2004                             3,433
FNMA REMIC Trust Series 1992-22, Class HA
  2,500                   7.00                             11/25/2005                             2,493
FNMA REMIC Trust Series 1992-193, Class GB
  3,792                   7.00                             01/25/2006                             3,781
FNMA REMIC Trust Series 1993-8, Class G
  3,235                   7.00                             08/25/2006                             3,224
FNMA REMIC Trust Series 1996-9, Class B
  1,909                   6.50                             06/25/2018                             1,895
FNMA REMIC Trust Series 1997-23, Class C
  7,000                   7.00                             10/18/2021                             6,995
FNMA REMIC Trust Series 1998-1, Class BA
  6,370                   9.50                             04/20/2024                             6,685
GNMA REMIC Trust Series 1997-8, Class DB
  1,792                   7.25                             10/16/2022                             1,789
                                                                                                -------
   Total Sequential Fixed Rate CMOs....................                                         $43,925
                                                                                                -------

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Support CMO (0.4%)
FNMA REMIC Trust Series 1997-90, Class A
 $ 1,999                 7.00%                          04/18/2026                         $  1,997
                                                                                           --------
   Total Collateralized Mortgage Obligations (CMOs)..                                      $160,265
                                                                                           --------
   Total Mortgage Backed Obligations (cost
    $536,369)........................................                                      $532,721
                                                                                           --------
                         Agency Debentures (2.5%)
Federal Home Loan Bank
 $ 1,000                 5.51%                          01/26/2004                         $    940
Federal National Mortgage Association
   4,200                 5.94                           03/29/2004                            4,011
Sri Lanka Aid
  10,000                 6.40#                          03/07/2000                            9,811
                                                                                           --------
   Total Agency Debentures (cost $15,159)............                                      $ 14,762
                                                                                           --------
                     U.S. Treasury Obligations (6.8%)
United States Treasury Notes
 $15,000                 4.00%                          10/31/2000                         $ 14,782
  18,000                 5.50                           08/31/2001                           17,747
   8,000                 5.75                           11/30/2002                            7,833
                                                                                           --------
   Total U.S. Treasury Obligations (cost $40,363)....                                      $ 40,362
                                                                                           --------
                       Repurchase Agreement (6.8%)
Joint Account II
 $40,300                 5.86%                          03/01/2000                         $ 40,300
                                                                                           --------
   Total Repurchase Agreement (cost $40,300).........                                      $ 40,300
                                                                                           --------
   Total Investments
    (cost $632,191)..................................                                      $628,145
                                                                                           ========

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
# Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2000.

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         MORTGAGE SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest         Maturity
 Amount                   Rate             Date                  Value
---------               --------         --------                -----
                    Mortgage Backed Obligations (71.8%)
Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (5.6%)
 $ 4,643                  6.50%          04/01/2013                4,458
   2,596                  6.50           05/01/2013                2,492
     892                  6.50           06/01/2013                  856
   8,220                  6.50           07/01/2013                7,891
     450                  6.00           03/01/2014                  422
     500                  6.00           04/01/2014                  470
   1,713                  6.00           06/01/2014                1,608
   2,680                  6.50           06/01/2014                2,573
     933                  6.00           07/01/2014                  875
     589                  6.00           08/01/2014                  552
     121                  6.00           09/01/2014                  114
     695                  6.00           01/01/2015                  652
   3,497                  8.50           05/01/2028                3,578
                                                                 -------
   Total Fixed Rate Federal Home Loan Mortgage Corp.
    (FHLMC) Gold.......................................          $26,541
                                                                 -------
Fixed Rate Federal National Mortgage Association (FNMA) (0.4%)
 $ 1,238                  6.00%          09/01/2007              $ 1,211
     710                  6.00           11/01/2009                  679
                                                                 -------
   Total Fixed Rate Federal National Mortgage
    Association (FNMA).................................          $ 1,890
                                                                 -------
Fixed Rate Government National Mortgage Association (GNMA) (3.4%)
 $   361                  6.00%          07/15/2008              $   345
     103                  6.00           08/15/2008                   98
   2,213                  6.00           09/15/2008                2,106
   1,674                  6.00           10/15/2008                1,592
     487                  6.00           11/15/2008                  463
     365                  6.00           12/15/2008                  347

Principal               Interest         Maturity
 Amount                   Rate             Date                  Value
---------               --------          --------               -----
                  Mortgage Backed Obligations--(Continued)
Fixed Rate (GNMA)--(Continued)
 $   441                  6.00%          01/15/2009              $   419
     186                  6.00           02/15/2009                  177
     186                  6.00           05/15/2009                  177
      18                  8.50           07/15/2009                   19
      11                  8.50           09/15/2009                   12
      12                  8.50           12/15/2009                   12
     731                  8.50           01/15/2010                  753
     697                  8.50           02/15/2010                  718
     503                  8.50           03/15/2010                  518
     242                  8.50           04/15/2010                  249
     237                  8.50           05/15/2010                  245
     887                  8.50           06/15/2010                  915
     187                  8.50           07/15/2010                  193
     161                  8.50           08/15/2010                  166
     166                  8.50           10/15/2010                  171
     771                  8.50           11/15/2010                  796
     809                  8.50           12/15/2010                  835
     679                  8.50           09/15/2011                  696
     458                  8.50           10/15/2011                  469
     643                  8.50           03/15/2012                  665
     678                  8.50           07/15/2012                  695
   2,668                  6.50           08/15/2027                2,503
                                                                 -------
   Total Fixed Rate Government National Mortgage
    Association (GNMA).................................          $16,354
                                                                 -------
Collateralized Mortgage Obligations (CMOs) (62.4%)
Adjustable Rate CMOs # (7.7%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
 $ 9,434                  6.20%            04/25/2025            $ 9,407
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
   2,816                  6.79             10/25/2022              2,807

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest            Maturity
 Amount                   Rate                Date                    Value
---------               --------            --------                  -----
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate CMOs--(Continued)
CMC Securities Corp. II Series 1993-21, Class A2
 $   859                  6.83%              09/25/2023                 854
Federal National Mortgage Association
   7,309                  7.17               01/01/2021               7,514
Imperial Savings Association Series 1988-3, Class A
     843                  7.04               01/25/2018                 838
Independent National Mortgage Corp. Series 1994-W, Class A1
     214                  7.49               12/25/2024                 213
Merrill Lynch Mortgage Investors, Inc. Series 1994-1, Class A1
   1,144                  7.75               01/25/2005               1,143
Prudential Home Mortgage Securities Series 1992-08, Class A1
      14                  7.48               04/25/2022                  14
Resolution Trust Corp. Series 1994-1, Series M3
   3,214                  7.36               09/25/2029               3,214
Resolution Trust Corp. Series 1995-1, Class A3
   4,943                  6.65               10/25/2028               4,958
Resolution Trust Corp. Series 1995-1, Class M3
   1,648                  6.65               10/25/2028               1,647
Ryland Mortgage Securities Corp. Series 1989-FN1,
 Class A
     295                  7.20               11/01/2018                 293
Salomon Brothers Mortgage Securities VII Series 1990-3A, Class 1
     564                  6.34               11/25/2020                 562
Salomon Brothers Mortgage Securities VII Series 1994-20, Class A
   1,872                  7.87               08/01/2024               1,900
Saxon Mortgage Securities Corp. Series 1994-11, Class A
   1,387                  7.76               12/25/2024               1,391
                                                                    -------
   Total Adjustable Rate CMOs..........................             $36,755
                                                                    -------

Principal               Interest              Maturity
 Amount                   Rate                  Date                  Value
---------               --------              --------                -----
                  Mortgage Backed Obligations--(Continued)
Regular Floater CMOs # (3.6%)
CMC Securities Corp. III Series 1994-A, Class A17
 $ 4,867                  6.96%              02/25/2024             $ 4,973
Countrywide Funding Corp. Series 1993-10, Class A9
   4,931                  6.81               01/25/2024               5,002
FHLMC Series 1448, Class F
   7,000                  7.21               12/15/2022               7,355
                                                                    -------
   Total Regular Floater CMOs..........................             $17,330
                                                                    -------
Planned Amortization Class (PAC) CMOs (30.5%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
 $10,152                  7.00%              04/25/2025             $10,020
Chemical Mortgage Securities Inc. Series 1994-1, Class A1
   2,433                  6.25               01/25/2009               2,388
Citicorp Mortgage Securities, Inc. Series 1994-9, Class A4
   3,000                  5.75               06/25/2009               2,820
Countrywide Funding Corp. Series 1993-2, Class A4
  12,428                  6.50               10/25/2008              12,202
Countrywide Funding Corp. Series 1993-9, Class A3
   3,000                  6.50               01/25/2009               2,966
Countrywide Funding Corp. Series 1994-13, Class A4
   6,240                  6.50               06/25/2009               6,196
Countrywide Home Loans Series 1998-11, Class A10
  10,323                  6.25               08/25/2028              10,123
FHLMC Series 15, Class H
   7,100                  6.50               06/25/2019               7,036
FHLMC Series 1301, Class F
   8,000                  7.00               03/15/2007               7,938
FHLMC Series 1556, Class G
   5,000                  6.35               10/15/2010               4,938
FHLMC Series 1987, Class L
  10,000                  6.20               08/25/2022               9,357
FNMA REMIC Trust Series 1995-19, Class B
   5,851                  6.50               08/25/2004               5,737

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                                ($ in Thousands)

Principal              Interest             Maturity
 Amount                  Rate                 Date                     Value
---------              --------             --------                   -----
                 Mortgage Backed Obligations--(Continued)
Planned Amortization Class (PAC) CMOs--(Continued)
FNMA REMIC Trust Series 1997-84, Class PA
 $14,000                 5.90%             11/25/2021                  $ 13,138
FNMA REMIC Trust Series 1997-84, Class PB
   7,000                 5.50              01/25/2008                     6,508
GE Capital Mortgage Services, Inc. Series 1994-15,
 Class A8
   1,517                 6.00              04/25/2009                     1,506
GE Capital Mortgage Services, Inc. Series 1997-8,
 Class A13
  11,671                 7.25              10/25/2027                    11,605
Housing Securities, Inc. Series 1993-E, Class E8
     967                10.00              02/25/2008                       975
Norwest Asset Securities Corp. Series 1998-17, Class A2
  13,023                 6.25              08/25/2028                    12,822
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
   2,438                 6.90              08/25/2008                     2,427
PNC Mortgage Securities Corp. Series 1998-2, Class 5A2
   4,003                 6.63              03/25/2028                     3,911
Prudential Home Mortgage Securities Series 1993-36, Class A12
   7,343                 7.25              10/25/2023                     7,263
Residential Funding Mortgage Securities I Series
 1993-S45, Class A1
   2,285                 6.50              12/25/2023                     2,258
Salomon Brothers Mortgage Securities VII Series
 1996-6K, Class A1
   2,458                 7.00              08/30/2024                     2,435
                                                                       --------
   Total Planned Amortization Class (PAC) CMOs.......                  $146,569
                                                                       --------
Sequential Fixed Rate CMOs (17.5%)
American Housing Trust Series VI, Class 1-I
 $ 7,967                 9.15%             05/25/2020                  $  8,185

Principal              Interest             Maturity
 Amount                  Rate                 Date                     Value
---------              --------             --------                   -----
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
CMC Securities Corp. Series 1993-C, Class C3
 $ 1,169                 9.55%             04/25/2008                  $  1,172
Countrywide Funding Corp. Series 1994-3, Class A10
  18,561                 6.75              03/25/2024                    17,779
Federal Home Loan Mortgage Corp. Series 1997-84, Class G
   2,869                 9.50              10/18/2022                     2,948
Federal National Mortgage Association REMIC Trust Series 1993-131, Class Z
   7,916                 7.00              07/25/2008                     7,708
Federal National Mortgage Association REMIC
 Series 1988-12, Class A
   1,819                10.00              02/25/2018                     1,907
GE Capital Mortgage Services, Inc. REMIC
 Series 1994-7, Class A12
  13,204                 6.00              02/25/2009                    12,669
GE Capital Mortgage Services, Inc. Series 1996-11, Class A3
   1,086                 7.50              07/25/2026                     1,085
Independent National Mortgage Corp. Series 1994-Q, Class A11
   3,827                 7.50              09/25/2014                     3,781
Norwest Asset Securities Corp. Series 1997-5, Class A5
   7,447                 7.00              04/25/2012                     7,140
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
  10,955                 7.00              07/25/2027                    10,542
Residental Asset Securitization Trust Series 1997-A3, Class A5
   1,357                 7.75              05/25/2027                     1,349
Residential Funding Mortgage Securities I Series 1997-S13, Class A1
     895                 7.25              09/25/2027                       890

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  MORTGAGE SECURITIES PORTFOLIO--(Continued)

                           STATEMENT OF INVESTMENTS
                               February 29, 2000
                                  (Unaudited)
                               ($ in Thousands)

Principal              Interest            Maturity
 Amount                  Rate                Date                  Value
---------              --------            --------                -----
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
Structured Asset Securities Corp. Series 1995-3A, Class 1A1
 $ 7,211                 7.00%            01/28/2024               $  6,976
                                                                   --------
   Total Sequential Fixed Rate CMOs..................              $ 84,131
                                                                   --------
Support CMOs (1.1%)
Countrywide Mortgage Backed Securities, Inc. Series 1993-A, Class A9
 $ 4,016                 6.50%            10/25/2008               $  3,985
GE Capital Mortgage Services, Inc. Series 1994-6, Class A9
   1,463                 6.50             09/25/2022                  1,381
                                                                   --------
   Total Support CMOs................................              $  5,366
                                                                   --------
Targeted Amortization Class (TAC) CMO (2.0%)
Paine Webber Mortgage Acceptance Corp. Series 1994-6, Class A7
 $10,000                 6.00%            04/25/2009               $  9,385
                                                                   --------
   Total Collateralized Mortgage Obligations (CMOs)..              $299,536
                                                                   --------
   Total Mortgage Backed Obligations (cost
    $352,702)........................................              $344,321
                                                                   --------
                         Agency Debentures (12.6%)
Federal Farm Credit Bank
 $21,000                 5.88%            07/02/2001               $ 20,787
Federal Home Loan Banks
   5,000                 5.13             03/08/2000                  4,999
   6,000                 5.33             03/20/2001                  5,896
   3,700                 5.13             02/26/2002                  3,582
   1,000                 5.51             01/26/2004                    940

Principal              Interest           Maturity
 Amount                  Rate               Date                   Value
---------              --------           --------                 -----
                      Agency Debentures--(Continued)
Federal Home Loan Mortgage Corp.
 $ 5,000                 5.75%            06/15/2001               $  4,945
Federal National Mortgage Association
   7,000                 4.90             11/02/2000                  6,927
   4,500                 5.00             11/15/2000                  4,457
   5,500                 5.62             11/18/2002                  5,293
   3,000                 5.94             03/29/2004                  2,865
                                                                   --------
   Total Agency Debentures
    (cost $61,166)...................................              $ 60,691
                                                                   --------
                     U.S. Treasury Obligations (9.7%)
United States Treasury Notes
 $22,000                 5.25%            05/31/2001               $ 21,694
  25,000                 5.50             08/31/2001                 24,648
                                                                   --------
   Total U.S. Treasury Obligations (cost $46,431)....              $ 46,342
                                                                   --------
                        Repurchase Agreement (8.1%)
Joint Account II
 $38,800                 5.86%            03/01/2000               $ 38,800
                                                                   --------
   Total Repurchase Agreement (cost $38,800).........              $ 38,800
                                                                   --------
   Total Investments
    (cost $499,099)..................................              $490,154
                                                                   ========

  The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2000.

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 29, 2000
                                  (Unaudited)

                                          Money      Government     Mortgage
                                          Market     Securities    Securities
                                        Portfolio    Portfolio     Portfolio
                                       ------------ ------------  ------------
ASSETS
Investment in securities, at value
 (identified cost $784,065,754,
 $632,190,567, $499,098,502,
 respectively)........................ $784,065,754 $628,144,804  $490,153,738
Cash..................................       65,409       15,334        96,960
Receivables:
 Investment securities sold...........           --   10,446,561        92,266
 Interest.............................    4,509,733    3,811,078     3,354,602
Other assets..........................        6,315        4,527         3,763
                                       ------------ ------------  ------------
    Total assets......................  788,647,211  642,422,304   493,701,329
                                       ------------ ------------  ------------
LIABILITIES
Payables:
 Investment securities purchased......           --   47,790,002    11,833,043
 Dividends............................    1,732,349    2,266,660     1,919,189
 Advisory fees........................       41,883       93,854        76,106
 Administration fees..................       11,967       46,927        19,026
 Transfer agent fees..................           --        3,493         1,167
Accrued expenses and other
 liabilities..........................      314,128       75,460        49,076
                                       ------------ ------------  ------------
    Total liabilities.................    2,100,327   50,276,396    13,897,607
                                       ------------ ------------  ------------
NET ASSETS
Paid-in capital.......................  786,546,884  621,029,975   503,069,757
Accumulated undistributed
 (distributions in excess of) net
 investment income....................           --     (514,290)      542,151
Accumulated net realized loss on
 investment transactions..............           --  (24,324,014)  (14,863,422)
Net unrealized loss on investments....           --   (4,045,763)   (8,944,764)
                                       ------------ ------------  ------------
    Net assets........................ $786,546,884 $592,145,908  $479,803,722
                                       ============ ============  ============
Net asset value & public offering
 price per unit (net assets/units
 outstanding)......................... $       1.00 $       9.66  $       9.50
                                       ============ ============  ============
UNITS OUTSTANDING
Total units outstanding, $0.001 par
 value (unlimited number of units
 authorized)..........................  786,546,884   61,282,182    50,489,338
                                       ============ ============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended February 29, 2000
                                  (Unaudited)

                                             Money     Government    Mortgage
                                            Market     Securities   Securities
                                           Portfolio    Portfolio    Portfolio
                                          -----------  -----------  -----------
   Investment Income:
    Interest Income....................   $23,616,480  $19,601,020  $16,254,217
                                          -----------  -----------  -----------
   Expenses:
    Advisory fees......................       718,533      622,899      495,623
    Administration fees................       429,295      311,450      123,906
    Custodian fees.....................        88,942       53,704       47,739
    Professional fees..................        24,152       35,604       31,039
    Trustees' fees.....................        15,594        9,548        6,683
    Transfer Agent fees................            --        2,328          779
    Other expenses.....................        19,131       24,560       16,109
                                          -----------  -----------  -----------
     Total expenses.....................    1,295,647    1,060,093      721,878
 Less--Fee waivers...................        (761,364)          --           --
                                          -----------  -----------  -----------
     Net expenses.......................      534,283    1,060,093      721,878
                                          -----------  -----------  -----------
   Net investment income...............    23,082,197   18,540,927   15,532,339
   Net realized loss on investment
    transactions.......................            --   (1,411,710)  (2,986,619)
   Net change in unrealized gain (loss)
    on investments.....................            --      859,595   (1,376,163)
                                          -----------  -----------  -----------
   Net increase in net assets resulting
    from operations....................   $23,082,197  $17,988,812  $11,169,557
                                          ===========  ===========  ===========

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the Six Months Ended February 29, 2000
                                  (Unaudited)

                                       Money        Government      Mortgage
                                      Market        Securities     Securities
                                     Portfolio       Portfolio     Portfolio
                                  ---------------  -------------  ------------
From Operations:
 Net investment income..........  $    23,082,197  $  18,540,927  $ 15,532,339
 Net realized loss from
  investment transactions.......               --     (1,411,710)   (2,986,619)
 Net change in unrealized gain
  (loss) on investments.........               --        859,595    (1,376,163)
                                  ---------------  -------------  ------------
 Net increase in net assets
  resulting from operations.....       23,082,197     17,988,812    11,169,557
                                  ---------------  -------------  ------------
Distributions to Unitholders:
 From net investment income.....      (23,082,197)   (17,495,606)  (14,821,029)
 In excess of net investment
  income........................               --             --            --
                                  ---------------  -------------  ------------
 Total distribution to
  unitholders...................      (23,082,197)   (17,495,606)  (14,821,029)
                                  ---------------  -------------  ------------
From Unit Transactions:
 Proceeds from sales of units...    4,425,657,712      7,845,000    15,000,000
 Reinvestment of dividends and
  distributions.................       13,890,787      3,701,192     3,366,354
 Cost of units repurchased......   (4,721,370,128)  (113,050,566)  (27,515,693)
                                  ---------------  -------------  ------------
 Net decrease in net assets
  resulting from unit
  transactions..................     (281,821,629)  (101,504,374)   (9,149,339)
                                  ---------------  -------------  ------------
 Total decrease.................     (281,821,629)  (101,011,168)  (12,800,811)
                                  ---------------  -------------  ------------
Net assets:
 Beginning of period............    1,068,368,513    693,157,076   492,604,533
                                  ---------------  -------------  ------------
 End of period..................  $   786,546,884  $ 592,145,908  $479,803,722
                                  ===============  =============  ============
Accumulated undistributed
 (distributions in excess of)
 net investment income..........  $            --  $    (514,290) $    542,151
                                  ===============  =============  ============
Summary of Unit Transactions:
 Units sold.....................    4,425,657,712        813,367     1,569,623
 Reinvestment of dividends and
  distributions.................       13,890,787        383,679       352,979
 Units repurchased..............   (4,721,370,128)   (11,714,235)   (2,901,138)
                                  ---------------  -------------  ------------
 Decrease in units outstanding..     (281,821,629)   (10,517,189)     (978,536)
                                  ===============  =============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 1999

                                       Money         Government     Mortgage
                                       Market        Securities    Securities
                                     Portfolio       Portfolio     Portfolio
                                  ----------------  ------------  ------------
From Operations:
 Net investment income..........  $     75,311,202  $ 39,184,168  $ 27,571,614
 Net realized loss from
  investment transactions.......                --    (5,238,318)   (4,446,414)
 Net change in unrealized gain
  (loss) on investments.........                --    (3,975,668)  (11,671,755)
                                  ----------------  ------------  ------------
 Net increase in net assets
  resulting from operations.....        75,311,202    29,970,182    11,453,445
                                  ----------------  ------------  ------------
Distributions to Unitholders:
 From net investment income.....       (75,311,202)  (39,184,168)  (27,571,614)
 In excess of net investment
  income........................                --       (86,230)      (22,899)
                                  ----------------  ------------  ------------
 Total distributions to
  unitholders...................       (75,311,202)  (39,270,398)  (27,594,513)
                                  ----------------  ------------  ------------
From Unit Transactions:
 Proceeds from sales of units...    11,014,710,870   119,880,996   125,600,000
 Reinvestment of dividends and
  distributions.................        36,490,252     9,163,079     5,859,291
 Cost of units repurchased......   (10,955,689,385)  (81,239,325)  (65,263,486)
                                  ----------------  ------------  ------------
 Net increase in net assets
  resulting from unit
  transactions..................        95,511,737    47,804,750    66,195,805
                                  ----------------  ------------  ------------
 Total increase.................        95,511,737    38,504,534    50,054,737
                                  ----------------  ------------  ------------
Net assets:
 Beginning of year..............       972,856,776   654,652,542   442,549,796
                                  ----------------  ------------  ------------
 End of year....................  $  1,068,368,513  $693,157,076  $492,604,533
                                  ================  ============  ============
Accumulated distributions in ex-
 cess of net investment income..  $             --  $ (1,559,611) $   (169,159)
                                  ================  ============  ============
Summary of Unit Transactions:
 Units sold.....................    11,014,710,870    12,332,391    12,758,107
 Reinvestment of dividends and
  distributions.................        36,490,252       943,969       601,593
 Units repurchased..............   (10,955,689,385)   (8,370,969)   (6,596,683)
                                  ----------------  ------------  ------------
 Increase in units outstanding..        95,511,737     4,905,391     6,763,017
                                  ================  ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                            MONEY MARKET PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                              Income from
                              investment      Distributions to
                             operations/(a)/    unitholders
                             -------------   ----------------
                                                                                          Ratio of
                                                                                            net
                                                                               Ratio of   invest-
                      Net                                    Net                 net        ment         Net
                     asset                       From       asset              expenses    income      assets
                    value at      Net            net        value                 to         to        at end
                     begin-     invest-        invest-        at               average    average        of
                    ning of      ment            ment       end of   Total       net        net        period
                     period     income          income      period return/(b)/  assets     assets      (000's)
                    -------- ------------- ---------------- ------ ---------   --------   --------   -----------
Six months ended
(unaudited):
  2/29/00.........   $1.00       $0.03          $(0.03)     $1.00    5.52%/(c)/ 0.12%/(c)/ 5.38%/(c)/ $  786,547
Year ended:
  8/31/99.........    1.00        0.05           (0.05)      1.00    5.09       0.13       4.94        1,068,369
  8/31/98.........    1.00        0.06           (0.06)      1.00    5.67       0.11       5.52          972,857
  8/31/97.........    1.00        0.05           (0.05)      1.00    5.43       0.18       5.31          441,205
  8/31/96.........    1.00        0.05           (0.05)      1.00    5.51       0.19       5.37          426,710
  8/31/95.........    1.00        0.06           (0.06)      1.00    5.56       0.20       5.55          382,096
                     Ratio information
                    assuming no waiver
                    of fees or expense
                      reimbursements
                    ----------------------
                                Ratio of
                                  net
                    Ratio of   investment
                    expenses     income
                       to          to
                    average     average
                      net         net
                     assets      assets
                    ---------- ------------
Six months ended
(unaudited):
  2/29/00.........  0.30%/(c)/   5.20%/(c)/
Year ended:
  8/31/99.........  0.30         4.77
  8/31/98.........  0.30         5.33
  8/31/97.........  0.33         5.16
  8/31/96.........  0.31         5.25
  8/31/95.........  0.33         5.42

/(a)/ Calculated based on average units outstanding methodology.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/ Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                        GOVERNMENT SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                         Distributions
                                  Income from                 to
                             investment operations        unitholders
                             ---------------------      ----------------
                                                                                                        Ratio of
                                                                                                          net
                                             Net                                             Ratio of   invest-
                      Net                  realized                In      Net                 net        ment       Net
                     asset                   and         From    excess   asset              expenses    income     assets
                    value at    Net       unrealized      net    of net   value                 to         to       at end
                     begin-   invest-    gain (loss)    invest-  invest-    at               average    average       of
                    ning of    ment       on invest-     ment     ment    end of   Total       net        net       period
                     period   income       ments/(a)/   income   income   period return/(b)/  assets     assets    (000's)
                    -------- ----------  ------------   -------  -------  ------ ---------   --------   --------   --------
Six months ended
(unaudited):
  2/29/00.........   $9.65    $     0.29   $     (0.01) $(0.27)  $   --   $9.66   2.94%/(e)/ 0.34%/(d)/ 5.95%/(d)/ $592,146
Year ended:
  8/31/99.........    9.79          0.54         (0.14)  (0.54)      --    9.65   4.25       0.33       5.60        693,157
  8/31/98.........    9.84          0.58         (0.04)  (0.58)   (0.01)   9.79   5.60       0.34       5.83        654,653
  8/31/97.........    9.76          0.59          0.08   (0.59)      --    9.84   7.09       0.34       6.02        564,642
  8/31/96.........    9.76          0.60            --   (0.60)      --    9.76   6.26       0.35       6.16        535,702
  8/31/95.........    9.78          0.55            --   (0.56)   (0.01)   9.76   5.82       0.34       5.65        529,659
                     Ratio information
                    assuming no waiver
                    of fees or expense
                      reimbursements
                    ----------------------
                                Ratio of
                                  net
                    Ratio of   investment
                    expenses     income     Port-
                       to          to       folio
                    average     average     turn-
                      net         net       over
                     assets      assets    rate/(c)/
                    ---------- ----------- -----------
Six months ended
(unaudited):
  2/29/00.........  0.34%/(d)/ 5.95%/(d)/   37.09%/(e)/
Year ended:
  8/31/99.........  0.33        5.60       152.70
  8/31/98.........  0.34        5.83        93.77
  8/31/97.........  0.34        6.02        88.02
  8/31/96.........  0.35        6.16       149.66
  8/31/95.........  0.34        5.65        70.58

/(a)/  Includes balancing effect of calculating per unit amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/  Includes the effect of mortgage dollar roll transactions.
/(d)/  Annualized.
/(e)/  Not annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                         MORTGAGE SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                  Income from               Distributions to
                             investment operations             unitholders
                             ---------------------       -------------------------
                                                                                                                   Ratio of
                                                                                                                     net
                                             Net                                                       Ratio of    invest-
                      Net                  realized                 In               Net                 net         ment
                     asset                   and          From    excess            asset              expenses     income
                    value at   Net        unrealized       net    of net            value                 to          to
                     begin-  invest-     gain (loss)     invest-  invest-   From      at               average     average
                    ning of    ment       on invest-      ment     ment    paid-in  end of   Total       net         net
                     period   income       ments/(a)/    income   income   capital  period return/(b)   assets      assets
                    -------- ----------  ------------    -------  -------  -------  ------ ---------   --------    --------
Six months ended (unaudited):
  2/29/00.........   $9.57         $0.30        $(0.09)  $(0.28)  $   --   $   --   $9.50  2.26%/(e)/  0.29%/(d)/    6.27%/(d)/
Year ended:
  8/31/99.........    9.90          0.57         (0.33)   (0.57)      --       --    9.57  2.51        0.29          5.87
  8/31/98.........    9.75          0.64          0.13    (0.62)      --       --    9.90  8.10        0.30          6.44
  8/31/97.........    9.65          0.64          0.10    (0.64)      --       --    9.75  7.89        0.30          6.57
  8/31/96.........    9.74          0.66         (0.12)   (0.63)      --       --    9.65  5.67        0.28          6.64
  8/31/95.........    9.62          0.61          0.16    (0.61)   (0.02)   (0.02)   9.74  8.20        0.26          6.36
                              Ratio information
                             assuming no waiver
                             of fees or expense
                               reimbursements
                             ------------------------
                                          Ratio of
                                            net
                      Net    Ratio of    investment
                     assets  expenses      income      Port-
                     at end     to           to        folio
                       of    average      average      turn-
                     period    net          net        over
                    (000's)   assets       assets     rate/(c)/
                    -------- ----------- ------------ -----------
Six months ended (unaudited):
  2/29/00.........  $479,804  0.29%/(d)/  6.27%/(d)/    37.89%/(e)/
Year ended:
  8/31/99.........   492,605  0.29        5.87         168.44
  8/31/98.........   442,550  0.30        6.44         108.76
  8/31/97.........   350,315  0.30        6.57         106.10
  8/31/96.........   332,546  0.30        6.62         163.42
  8/31/95.........   264,409  0.32        6.30         130.98

/(a)/ Includes balancing effect of calculating per unit amounts.
/(b)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(c)/ Includes the effect of mortgage dollar roll transactions.
/(d)/ Annualized.
/(e)/ Not annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         NOTES TO FINANCIAL STATEMENTS

                               February 29, 2000
                                  (Unaudited)

1.Organization

  Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio collectively, "the Portfolios" or individually a "Portfolio." Units of the Portfolio are offered for sale solely to state and federally chartered credit unions.

2.Summary of Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation
 -----------------------

  For the Government Securities and Mortgage Securities Portfolios, investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

 B. Security Transactions and Investment Income
 ----------------------------------------------

  Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage backed securities and treasury obligations.

  For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

2. Summary of Significant Accounting Policies--(Continued)

taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

 C. Mortgage Dollar Rolls
 ------------------------

  The Government Securities and Mortgage Securities Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

 D. Federal Taxes
 ----------------
  It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

  As of each Portfolio's most recent tax year-end, the following Portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

          Portfolio                     Amount              Years of Expiration
   ------------------------ ------------------------------- -------------------
   Government Securities...           $22,569,558            1999 through 2007
   Mortgage Securities.....            11,858,093            2001 through 2007

  These amounts are available to be carried forward to offset future capital gains of the corresponding Portfolios to the extent permitted by applicable laws or regulations.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

2. Summary of Significant Accounting Policies--(Continued)

  At February 29, 2000, the Portfolio's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                             Gross       Gross         Net
                                           Unrealized Unrealized   Unrealized
           Portfolio            Tax Cost      Gain      (Loss)       (Loss)
   -------------------------- ------------ ---------- -----------  -----------
   Money Market Portfolio.... $784,065,754  $     --  $        --  $        --
   Government Securities
    Portfolio................  632,533,311   627,200   (5,015,707)  (4,388,507)
   Mortgage Securities
    Portfolio................  499,117,212   387,336   (9,350,810)  (8,963,474)

 E. Expenses
 -----------

  Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio's relative average net assets for the period.

3. Agreements

  Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Advisory Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolio's Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                   Portfolio                         Asset levels          Fee
   ----------------------------------------- ----------------------------  ----
   Money Market............................. up to $300 million            0.20%
                                             in excess of $300 million     0.15
   Government Securities.................... all                           0.20
   Mortgage Securities...................... all                           0.20

  Effective October 1, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. From July 1, 1997 to September 30, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.06% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 29, 2000, GSAM waived advisory fees amounting to approximately $417,950.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

3. Agreements--(Continued)

  Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Portfolios' administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolio's Trustees, provides certain administrative services to the Portfolio. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                               Portfolio                      Fee
            ------------------------------------------------ -----
            Money Market....................................  0.10%
            Government Securities...........................  0.10
            Mortgage Securities.............................  0.05

  Effective July 1, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the six months ended February 29, 2000, CUFSLP waived administration fees amounting to approximately $343,414.

  CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 29, 2000, no expenses were required to be reimbursed by CUFSLP under this agreement.

  CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio's average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio's average daily net assets. For the six months ended February 29, 2000, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

  Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the six months ended February 29, 2000, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

4. Investment Transactions

  Purchases and proceeds of sales or maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 29, 2000 were as follows ($ in thousands):

                                                           Government  Mortgage
                                                           Securities Securities
                                                           Portfolio  Portfolio
                                                           ---------- ----------
Purchases of U.S. Government and agency obligations......   $212,003   $146,756
Purchases (excluding U.S. Government and agency obliga-
 tions)..................................................     10,000     26,913
Sales or maturities of U.S. Government and agency obliga-
 tions...................................................    301,834    111,754
Sales or maturities (excluding U.S. Government and agency
 obligations)............................................     10,000     79,119

5. Line of Credit Facility

  The Portfolios participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Additionally, the Government Securities and Mortgage Securities Portfolios participate in a $250,000,000 committed, unsecured revolving line of credit facility. Effective November 30, 1999, the Money Market Portfolio was added to the $250,000,000 committed facility. Under the most restrictive arrangement, the Portfolios must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the six months ended February 29, 2000, the Portfolios did not have any borrowings under these credit facilities.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

6. Repurchase Agreements

  During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a bank custodian.

7. Joint Repurchase Agreement Accounts

  The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

  As of February 29, 2000, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Account I which equaled $70,800,000 in principal amount. As of February 29, 2000, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

                              Principal                            Amortized
                                Amount      Interest  Maturity        Cost
Joint Account I            ($ in thousands)   Rate      Date    ($ in thousands)
---------------            ---------------- -------- ---------- ----------------
ABN/AMRO, Inc............     $  275,000      5.55%  03/01/2000    $  275,000
Barclays Capital, Inc. ..      1,000,000      5.78   03/01/2000     1,000,000
Barclays Capital, Inc. ..        500,000      5.45   03/01/2000       500,000
Bear Stearns Companies,
 Inc. ...................        500,000      5.79   03/01/2000       500,000
Deutsche Bank Securities,
 Inc. ...................      1,000,000      5.78   03/01/2000     1,000,000
Deutsche Bank Securities,
 Inc. ...................        500,000      5.71   03/01/2000       500,000
Deutsche Bank Securities,
 Inc. ...................        200,000      5.55   03/01/2000       200,000
Donaldson, Lufkin &
 Jenrette, Inc...........      1,000,000      5.80   03/01/2000     1,000,000
Donaldson, Lufkin &
 Jenrette, Inc...........        525,000      5.70   03/01/2000       525,000
Goldman, Sachs & Co......      1,000,000      5.63   03/01/2000     1,000,000
Warburg Dillon Read......      1,000,000      5.78   03/01/2000     1,000,000
Warburg Dillon Read......        500,000      5.60   03/01/2000       500,000
Warburg Dillon Read......        160,000      5.60   03/01/2000       160,000
                                                                   ----------
 Total Joint Repurchase
  Agreement Account I....                                          $8,160,000
                                                                   ==========

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

7. Joint Repurchase Agreement Accounts--(Continued)

  As of February 29, 2000, the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Account II which equaled $100,000,000, $40,300,000, and $38,800,000, respectively, in principal amount. As of February 29, 2000, the repurchase agreements in this joint account were fully collateralized by Federal Agency obligations.

                              Principal                            Amortized
                                Amount      Interest  Maturity        Cost
Joint Account II           ($ in thousands)   Rate      Date    ($ in thousands)
----------------           ---------------- -------- ---------- ----------------
Banc of America
 Securities LLC..........     $1,650,000      5.86%  03/01/2000    $1,650,000
Bear Stearns Companies,
 Inc. ...................        200,000      5.86   03/01/2000       200,000
Chase Securities, Inc....        300,000      5.86   03/01/2000       300,000
Donaldson, Lufkin &
 Jenrette, Inc...........        500,000      5.85   03/01/2000       500,000
Salomon Smith Barney
 Holdings, Inc...........        812,000      5.86   03/01/2000       812,000
Warburg Dillon Read .....        800,000      5.86   03/01/2000       800,000
                                                                   ----------
 Total Joint Repurchase
  Agreement Account II...                                          $4,262,000
                                                                   ==========

8. Change in Independent Accountants

  On October 26, 1999, the Board of Trustees of the Portfolios, upon the recommendation of the Board's audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Portfolios' independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended August 31, 1999 and August 31, 1998, Arthur Andersen LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 29, 2000
                                  (Unaudited)

9. Other Matters

  Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolio's objectives and policies, management, expenses and other information.

[LOGO]

Goldman
Sachs

TCUSEM00


---------------------------
           TRUST
            ---
     for Credit Unions
---------------------------

Trustees
John T. Collins, Chairman
Thomas S. Condit, Vice-Chairman
Gene R. Artemenko
James C. Barr
Edgar F. Callahan
Robert M. Coen
Douglas C. Grip
Betty G. Hobbs
Gary Oakland
Wendell A. Sebastian

Officers
Judith E. Sandberg, President
Jesse Cole, Vice President
Dan Dumont, Vice President
Charles W. Filson, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Elizabeth Anderson, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Advisor
Goldman Sachs Asset Management,
a separate operating division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP